Cost of Revenue (Details) - Schedule of Cost of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of Revenue (Details) - Schedule of Cost of Revenue [Line Items]
Cost of revenue	$ 31,088,542	$ 39,130,522	$ 26,462,637
Content acquisition and royalty costs [Member]
Cost of Revenue (Details) - Schedule of Cost of Revenue [Line Items]
Cost of revenue	14,430,879	15,819,603	15,294,255
Live events cost [Member]
Cost of Revenue (Details) - Schedule of Cost of Revenue [Line Items]
Cost of revenue	5,888,466	6,933,370
Payment processing and agency fees [Member]
Cost of Revenue (Details) - Schedule of Cost of Revenue [Line Items]
Cost of revenue	5,449,000	5,778,190	6,339,355
Technology infrastructure costs [Member]
Cost of Revenue (Details) - Schedule of Cost of Revenue [Line Items]
Cost of revenue	2,539,911	3,795,517	2,957,199
Amortization of intangible assets [Member]
Cost of Revenue (Details) - Schedule of Cost of Revenue [Line Items]
Cost of revenue	1,599,786	1,242,329	711,919
Branded Content [Member]
Cost of Revenue (Details) - Schedule of Cost of Revenue [Line Items]
Cost of revenue	589,838	740,101	444,758
Online and other costs [Member]
Cost of Revenue (Details) - Schedule of Cost of Revenue [Line Items]
Cost of revenue	478,666	551,179	239,623
Barter transaction cost [Member]
Cost of Revenue (Details) - Schedule of Cost of Revenue [Line Items]
Cost of revenue	$ 111,996	$ 4,270,233	$ 475,528